LAND USE RIGHTS	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS
LAND USE RIGHTS

6.  LAND USE RIGHTS

The Company’s land use rights are related to the payment to acquire three land use rights, the first one is at total cost of approximately RMB68 million for approximately 17,000 square meters of land in Shanghai, on which the Group has built an information and technology center. The second one was acquired at RMB49 million for approximately 19,500 square meters of land in Nantong, which was put into use in May, 2010. The third one was RMB10 million for approximately 9,000 square meters of land in Chengdu, on which the Group has built an information and technology center of West China. According to land use right policy in the PRC, the Company has a 50-year use right over the land in Shanghai, a 40-year use right over the land in Nantong, and a 50-year use right over the land in Chengdu, which are used as the basis for amortization, respectively. Amortization expense for the years ended December 31, 2012, 2013 and 2014 was approximately RMB2.8 million, RMB3.2 million and RMB2.9 million, respectively. As of December 31, 2013 and 2014, the net book value was RMB107,476,794 and RMB 104,568,868, respectively.